Unsecured senior notes	12 Months Ended
Dec. 31, 2024
Unsecured senior notes
Unsecured senior notes
15.	Unsecured senior notes
Senior notes due 2026
In April 2016, the Company
issued unsecured senior notes with two maturity dates for an aggregate principal amount of US$1,000 million. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on October 29, 2016. The unsecured senior notes were issued at a discount amounting to RMB79 million. The debt issuance costs of RMB36 million were presented as a direct deduction from the principal amount of the unsecured senior notes in the consolidated balance sheets.
As of December 31, 2023 and 2024, the principal amount of US$500 million was outstanding, and will be due in 2026.
Senior notes due 2030 and 2050
In January 2020, the Company issued unsecured senior notes with two maturity dates for an aggregate principal amount of US$1,000 million. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on July 14, 2020. The unsecured senior notes were issued at a discount amounting to RMB37 million. The debt issuance costs of RMB45 million were presented as a direct deduction from the principal amount of the unsecured senior notes in the consolidated balance sheets.
The Group repurchased the senior notes due 2030 and 2050 from the open market with a total principal amounts of US$6 million (RMB42 million) at a reacquisition price of US$5 million (RMB35 million) in 2022. The repurchased Senior Notes were derecognized from the Group’s consolidated balance sheets, and the relevant repurchase gains amounting to RMB6 million were recognized in “interest expense” in the Group’s consolidated statements of operations and comprehensive income for the year ended December 31, 2022.
Convertible Senior Notes due 2029
In May 2024, the Company completed its offering of unsecured convertible senior notes (the “Convertible Senior Notes”) in an aggregate principal amount of US$
2.0

billion at par value due 2029, including the initial purchasers’ full exercise of option to purchase an additional US$
250

million in aggregate principal amount of the Convertible Senior Notes. The Convertible Senior Notes bear a fixed rate of
0.25
%
per year and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on December 1, 2024. The debt issuance costs of RMB
236

million were presented as a direct deduction from the principal amount of the Convertible Senior Notes in the consolidated balance sheets, and are amortized over the period from May 21, 2024, the date of issuance, to June 1, 2027, the first puttable date of the Convertible Senior Notes, using the effective interest method. The interest expense recognized was RMB69 million for the year ended December 31, 2024.
Holders of the Convertible Senior Notes may convert their Convertible Senior Notes at their option at any time prior to the close of business on the third scheduled trading day immediately preceding the maturity. The initial conversion rate for the Convertible Senior Notes shall be

21.8830
ADSs per US$1,000 principal amount of the Convertible Senior Notes, equivalent to an initial conversion price of approximately US$
45.70
per ADS. The conversion rate shall be subject to adjustment in certain events. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s election.
Holders of the Convertible Senior Notes have the right to require the Company to repurchase all or part of their Convertible Senior Notes on June 1, 2027 or in the event of certain fundamental changes, at a repurchase price equal to
100
%
of the principal amount of the Convertible Senior Notes to be repurchased, plus accrued and unpaid interest.
No embedded features that are subject to separate accounting have
been identified. The conversion option is considered to be indexed to the Company’s own stock and classified in shareholders’ equity, therefore, exempted from the scope of the derivative accounting. Other embedded features including the mandatory redemption feature and the contingent call and put options upon certain changes in the tax laws or certain fundamental changes are considered clearly and closely related to the debt host, therefore, do not require bifurcation. Based on the above, the Convertible Senior Notes are accounted for as a single liability under unsecured senior notes, non-current.

A summary of the Company’s senior notes due 2026, 2030 and 2050 (collectively “Senior Notes”) and the Convertible Senior Notes as of December 31, 2023 and 2024 is as follows:

	As of December 31,		Effective interest rate
	2023	2024
	(RMB in millions)
US$500 million 3.875% Senior Notes due 2026	3,520	3,582	4.15%
US$700 million 3.375% Senior Notes due 2030	4,898	4,973	3.47%
US$300 million 4.125% Senior Notes due 2050	1,993	2,024	4.25%
US$2,000 million 0.25% Convertible Senior Notes due 2029	—	14,191	0.79%

Carrying value	10,411	24,770
Unamortized discount and debt issuance costs of the Senior Notes	86	73
Unamortized debt issuance costs of the Convertible Senior Notes	—	186

Total principal amounts of unsecured senior notes	10,497	25,029

The effective interest rates include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.
The unsecured senior notes will rank senior in rights of payment to all of the Company’s existing and future obligations expressly subordinated in rights of payment to the unsecured senior notes and rank at least equal in rights of payment with all of the Company’s existing and future unsecured and unsubordinated obligations (subject to any priority rights pursuant to applicable law).
The
unsecured senior notes
contain covenants including, among others, limitation on liens, consolidation, merger and sale all or substantially all of the Company’s assets.
As of December 31, 2024, the principal of the
Senior Notes
of RMB3,594 million
,
 RMB4,996 million and RMB2,062
million will be due in 2026, 2030 and 2050, respectively. The principal of the Convertible Senior Notes of
 RMB14,377
million will be due in 2029. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts	Total	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years	Beyond 5 years
	(RMB in millions)
Senior Notes	10,652	—	3,594	—	—	—	7,058
Convertible Senior Notes	14,377	—	—	—	—	14,377	—